Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Sonnet BioTherapeutics Holdings, Inc. [Member]
Collaboration revenue				$ 1,000,000	$ 18,626	$ 18,626	$ 147,805
Operating expenses:
Research and development		2,425,551	1,727,033	6,196,534	4,538,363	5,737,252	11,814,690
General and administrative		1,380,905	1,801,632	5,688,764	4,156,360	6,130,845	7,125,732
Total operating expenses		3,806,456	3,528,665	11,885,298	8,694,723	11,868,097	18,940,422
Loss from operations		(3,806,456)	(3,528,665)	(10,885,298)	(8,676,097)	(11,849,471)	(18,792,617)
Foreign exchange gain (loss)		30,652	23,110	(104,036)	39,512	84,293	(40,077)
Other income				720,102	4,327,946	4,327,946
Loss from operations and loss before provision for income taxes		(3,775,804)	(3,505,555)	(10,269,232)	(4,308,639)
Provision for income taxes				(158,400)
Net loss		$ (3,775,804)	$ (3,505,555)	$ (10,427,632)	$ (4,308,639)	$ (7,437,232)	$ (18,832,694)
Per share information:
Net (loss) income per share, basic		$ (0.95)	$ (5.57)	$ (3.16)	$ (7.69)	$ (11.35)	$ (145.13)
Net (loss) income per share, diluted		$ (0.95)	$ (5.57)	$ (3.16)	$ (7.69)	$ (11.35)	$ (145.13)
Weighted average shares outstanding, basic		3,965,220	629,660	3,296,271	560,264	655,240	129,760
Weighted average shares outstanding, diluted		3,965,220	629,660	3,296,271	560,264	655,240	129,760
RORSCHACH I LLC [Member]
Operating expenses:
Formation and operating costs	$ (596,667)
Loss from operations and loss before provision for income taxes	(596,667)
Provision for income taxes
Net loss	$ (596,667)